Commitments and Contingencies - Additional Information (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩) EUR (€)	Dec. 31, 2021 USD ($) EUR (€)	Dec. 31, 2020 KRW (₩)
Commitments and contingencies [abstract]
Severally liable for reimbursement	₩ 733
Number of lawsuits | €	219	219
Litigation settlement claim amount	₩ 101,597		₩ 110,409
Litigation provision	₩ 80,165
New town development consortium percentage of ownership interest	2.50%	2.50%
Contract amount not yet recognized as liabilities	₩ 1,336,758		₩ 596,983
Cumulative investment amount	25,611	$ 14,600
Additional cumulative investment amount	₩ 8,109	$ 5,400